Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
NOTE 11.	INVENTORIES
As of December 31, 2019 and 2018, inventories were as follows:

	2019		2018
Refined and petrochemicals products	Ps.	41,211,837	Ps.	43,134,519
Products in transit		22,719,635		16,260,213
Crude oil		14,087,218		16,708,606
Materials and products in stock		4,381,628		5,292,796
Materials in transit		127,594		490,403
Gas and condensate products		144,284		136,031

	Ps.	82,672,196	Ps.	82,022,568